SIGNIFICANT ACCOUNTING POLICIES - 10Q (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Basis of presentation and principles of consolidation
a)	Basis of presentation and principles of consolidation

The unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("US GAAP") for interim financial information. The consolidated balance sheet at December 31, 2012, has been derived from the audited financial statement at that date. The unaudited condensed consolidated financial statements do not include all of the information and footnotes required by US GAAP for complete financial statements. All adjustments which, in the opinion of the management of the Company, are considered necessary for a fair presentation of the results of operations for the periods shown are of a normal, recurring nature and have been reflected in the unaudited condensed consolidated financial statements. The results of operations for the periods presented are not necessarily indicative of the results expected for the full fiscal year or for any future period.

These unaudited condensed consolidated financial statements should be read in conjunction with the financial statements and related notes thereto included in the Company's Annual Report on Form 20-F for the year ended December 31, 2012.

The unaudited condensed consolidated financial statements include the accounts of the Company and its subsidiaries, both majority and wholly owned. Significant intercompany accounts and transactions have been eliminated in this consolidation. Investments in 50% or less owned affiliates, in which the Company exercises significant influence, are accounted for by the equity method.
The Company uses the U.S. dollar as its functional currency. Receivables and payables denominated in foreign currencies are translated into U.S. dollars at the rate of exchange at the balance sheet date, while revenues and expenses are translated using the average exchange rate for each month. Certain subsidiaries enter into transactions denominated in currencies other than their functional currency. Changes in currency exchange rates between the functional currency and the currency in which a transaction is denominated are included in the unaudited condensed consolidated statement of operations in the period in which the currency exchange rate changes.

During the six-month period ended June 30, 2013, the Company performed through its subsidiaries several transactions at different exchanges rates between local currencies and U.S. dollars. Pursuant to ASC 830, these transactions when measured at the particular applicable exchange rate at which they were settled result in foreign currency exchange gains amounting to $15,200 in the unaudited condensed consolidated statement of operations for the six-month period ended June 30, 2013.

Income (Loss) per share attributable to Ultrapetrol (Bahamas) Limited
b)	Income (Loss) per share attributable to Ultrapetrol (Bahamas) Limited

Basic income (loss) per share attributable to Ultrapetrol (Bahamas) Limited is computed by dividing the net income (loss) by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury. Diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares. In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the six-month period ended June 30, 2012, the Company had a net loss and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited calculation because they would have had an antidilutive effect:

	For the six month periods ended June 30, (unaudited)
	2013	2012

Stock options	348,750	348,750
Restricted stock	-	680,000
Convertible debt	-	13,051,000
Total	348,750	14,079,750

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to Ultrapetrol (Bahamas) Limited:

	For the six month periods ended June 30, (unaudited)
	2013	2012

Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,632	$(19,217)

Basic weighted average number of shares	140,092,934	29,568,622
Effect on dilutive shares-- Options and restricted stock	182,858	-

Diluted weighted average number of shares	140,275,792	29,568,622

Basic and diluted income (loss) per share attributable to Ultrapetrol (Bahamas) Limited	$0.05	$(0.65)

u)	Loss per share

Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the relevant periods net of shares held in treasury.  Diluted loss per share reflects the potential dilution that could occur if securities or other contracts to issue common shares result in the issuance of such shares.  In determining dilutive shares for this purpose the Company assumes, through the application of the treasury stock and if-converted methods, all restricted stock grants have vested, all common shares have been issued pursuant to the exercise of all outstanding stock options and all common shares have been issued pursuant to the conversion of all outstanding convertible notes.

For the three years in the period ended December 31, 2012, the Company had a net loss from continuing operations and therefore the effect of potentially dilutive securities was antidilutive.

The following outstanding equity awards are not included in the diluted net loss per share calculation because they would have had an antidilutive effect:

	For the years ended December 31,
	2012	2011	2010

Stock options	459,000	349,000	349,000
Restricted stock	329,000	705,000	520,000
Convertible debt	13,051,000	13,051,000	13,051,000
Total	13,839,000	14,105,000	13,920,000

The following table sets forth the computation of basic and diluted loss per share attributable to Ultrapetrol (Bahamas) Limited.

	For the years ended December 31,
	2012	2011	2010

Loss from continuing operations	$(63,657)	$(18,805)	$(4,856)
Loss from discontinued operations	-	-	(515)
Net loss	$(63,657)	$(18,805)	$(5,371)

	For the years ended December 31,
	2012	2011	2010

Basic and diluted weighted average number of shares	35,382,913	29,547,365	29,525,025

Basic and diluted loss per share:
From continuing operations	$(1.80)	$(0.64)	$(0.16)
From discontinued operations	-	-	(0.02)
	$(1.80)	$(0.64)	$(0.18)

Comprehensive income (loss)
c)	Comprehensive income (loss)

The components of accumulated other comprehensive income (loss) in the condensed consolidated balance sheets were as follows:

	At June 30, 2013 (unaudited)	At December 31, 2012

Unrealized net losses on interest rate collar	$(1,482)	$(1,958)
Unrealized net losses on interest rate swap	(190)	(803)
Unrealized net gains on EURO hedge	132	137
Accumulated other comprehensive income (loss)	(1,540)	(2,624)

Amounts attributable to noncontrolling interest	(12)	(46)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(1,528)	$(2,578)

s)	Comprehensive loss

The components of accumulated other comprehensive loss in the consolidated balance sheets were as follows:

	At December 31,
	2012	2011

Unrealized net losses on interest rate collar	$(1,958)	$(1,727)
Unrealized net losses on interest rate swaps	(803)	(482)
Unrealized net gains on EURO hedge	137	145
Accumulated other comprehensive loss	(2,624)	(2,064)

Amounts attributable to noncontrolling interest	(46)	(27)
Amounts attributable to Ultrapetrol (Bahamas) Limited	$(2,578)	$(2,037)

At December 31, 2012, the Company expects that it will reclassify $996 of net losses on interest rate collar and interest rate swaps from accumulated other comprehensive loss to earnings during the next twelve months related to the payments of interest of our variable interest rate debt that will affect earnings for 2013.